INCOME TAXES - Schedule of Components of Income Tax Expense (Credit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current tax expense (credit)	$ 15,737	$ 9,825	$ 9,486
Deferred tax expense	1,728	7,171	7,372
Total income tax expense	$ 17,465	$ 16,996	$ 16,858